Interest and Finance Costs, Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and Debt Expense [Abstract]
Interest and finance costs (Notes 4, 7 and 10)	$ 0	$ 0	$ 11,520